Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	€ 2,870	€ 3,990
Cash flow interest rate risk from investments (including interest-bearing cash)
Financial Risk Factors and Risk Management
Exposure	560	720
Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	0	1,250
Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	4,550	4,550
Average | Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	3,460	3,850
Average | Cash flow interest rate risk from investments (including interest-bearing cash)
Financial Risk Factors and Risk Management
Exposure	750	740
Average | Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	210	420
Average | Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	4,550	4,630
Highest | Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	4,900	4,290
Highest | Cash flow interest rate risk from investments (including interest-bearing cash)
Financial Risk Factors and Risk Management
Exposure	900	780
Highest | Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	1,250	1,250
Highest | Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	4,550	4,640
Lowest | Fair value interest rate risk from investments
Financial Risk Factors and Risk Management
Exposure	2,870	3,290
Lowest | Cash flow interest rate risk from investments (including interest-bearing cash)
Financial Risk Factors and Risk Management
Exposure	560	720
Lowest | Cash flow interest rate risk from financing
Financial Risk Factors and Risk Management
Exposure	0	0
Lowest | Cash flow interest rate risk from interest rate swaps
Financial Risk Factors and Risk Management
Exposure	€ 4,550	€ 4,550